Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Abstract]
Standard tax rate applicable in France	34.40%	34.40%	34.40%
Difference between the standard French tax rate and the rates applicable to the Sanofi group	(19.20%)	(10.10%)	(17.70%)
Tax rate differential on intragroup margin in inventory	0.00%	(0.60%)	1.70%
Tax effects of the share of profits reverting to BMS	(0.50%)	(0.50%)	(0.60%)
Contribution on distributed income (3%)	(8.20%)	2.00%	2.10%
CVAE tax in France	1.30%	1.10%	1.30%
Revisions to tax exposures and settlements of tax disputes	2.20%	(4.80%)	0.30%
Fair value remeasurement of contingent consideration liabilities	1.10%	0.40%	(1.10%)
Impact of US tax reform	21.60%
Other items	(1.60%)	1.50%	(6.90%)
Effective tax rate	31.10%	23.40%	13.50%